Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	$ 1,743.8	$ 1,641.1
Gross tax losses	217.9	248.7
Gross deferred tax losses not recognised	0.0	0.0
International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	514.4	510.9
Gross deferred tax losses not recognised	337.7	430.0
Abosso Goldfields Limited [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	176.7	80.9
Gross deferred tax losses not recognised	0.0	0.0
Gold Fields Operations Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	681.2	638.0
Gross tax losses	196.2	206.4
Gross deferred tax losses not recognised	0.0	0.0
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	1,062.6	1,003.1
Gross tax losses	21.7	41.0
Gross deferred tax losses not recognised	0.0	0.0
Gold Fields Group Services Pty Limited [member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	0.0	1.3
Gross deferred tax losses not recognised	0.0	0.0
Exploration Entities [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	337.7	430.0
Gross deferred tax losses not recognised	$ 337.7	$ 430.0